                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Keating
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Keating               New York, NY                  10/18/10
------------------------   ----------------------------   ----------------------
[Signature]                       [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         87
Form 13F Information Table Value Total:    1277328
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28 - 10208             Richmond Enterprises, Inc.
2     28 - 10207             New York Community Bank
3     28 - 10200             New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F
PBC & WHH

                                   30-Sep-10

                                                                                                            Voting Authority
                                                                Value   Shares/ Sh/ Put/ Invstmt  Other   --------------------
Name of Issuer                 Title of class       CUSIP     (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared None
--------------                 -------------- --------------- -------- -------- --- ---- ------- -------- -------- ------ ----
ABBOTT LABORATORIES            COM                  002824100     919     17595 SH       Defined 1,2,3       17595
AFFILIATED MANAGERS GROUP INC  COM                  008252108     860     11025 SH       Defined 1,2,3       11025
AFLAC INC                      COM                  001055102    3130     60533 SH       Defined 1,2,3       60533
AGILENT TECHNOLOGIES INC       COM                  00846U101    2190     65617 SH       Defined 1,2,3       65617
ALLEGHENY TECHNOLOGIES INC     COM                  01741R102   42475    914420 SH       Defined 1,2,3      914420
ALLERGAN INC                   COM                  018490102   41797    628250 SH       Defined 1,2,3      628250
AMGEN INC                      COM                  031162100    1408     25550 SH       Defined 1,2,3       25550
ANADARKO PETROLEUM CORP        COM                  032511107   17309    303400 SH       Defined 1,2,3      303400
ANALOG DEVICES INC             COM                  032654105   56474   1799690 SH       Defined 1,2,3     1799690
APPLE INC                      COM                  037833100   77257    272270 SH       Defined 1,2,3      272270
AVNET INC                      COM                  053807103   33214   1229700 SH       Defined 1,2,3     1229700
BAXTER INTERNATIONAL INC       COM                  071813109    1897     39771 SH       Defined 1,2,3       39771
BERKSHIRE HATHAWAY INC CL A    CL A                 084670108     249         2 SH       Defined 1,2,3           2
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH       112585104    3855    135899 SH       Defined 1,2,3      135899
BROOKFIELD INFRASTRUCTURE PTNR LP INT UNIT          G16252101   21652   1116075 SH       Defined 1,2,3     1116075
BROOKFIELD PROPERTIES CORP     COM                  112900105    8569    552100 SH       Defined 1,2,3      552100
CARMAX INC                     COM                  143130102    8726    313200 SH       Defined 1,2,3      313200
CATERPILLAR INC                COM                  149123101    1960     24917 SH       Defined 1,2,3       24917
CELGENE CORP                   COM                  151020104   56968    988855 SH       Defined 1,2,3      988855
CENTURYLINK, INC               COM                  156700106   17806    451250 SH       Defined 1,2,3      451250
CHEVRON CORP                   COM                  166764100     655      8080 SH       Defined 1,2,3        8080
CHUBB CORP                     COM                  171232101     217      3800 SH       Defined 1,2,3        3800
CISCO SYSTEMS INC              COM                  17275R102    4232    193255 SH       Defined 1,2,3      193255
COCA COLA CO                   COM                  191216100     410      7000 SH       Defined 1,2,3        7000
COLGATE-PALMOLIVE CO           COM                  194162103     662      8615 SH       Defined 1,2,3        8615
CONTINENTAL RESOURCES INC      COM                  212015101   41258    889948 SH       Defined 1,2,3      889948
CROWN HOLDINGS INC             COM                  228368106   44409   1549525 SH       Defined 1,2,3     1549525
CSX CORP                       COM                  126408103   43295    782625 SH       Defined 1,2,3      782625
DEERE & CO                     COM                  244199105    2560     36681 SH       Defined 1,2,3       36681
DEVON ENERGY CORP              COM                  25179M103     220      3400 SH       Defined 1,2,3        3400
DISNEY WALT CO.                COM DISNEY           254687106    2352     71046 SH       Defined 1,2,3       71046
DOLLAR THRIFTY AUTO GROUP INC  COM                  256743105   20089    400650 SH       Defined 1,2,3      400650
DOMINION RESOURCES INC.        COM                  25746u109     887     20322 SH       Defined 1,2,3       20322
DOVER CORPORATION              COM                  260003108    2323     44487 SH       Defined 1,2,3       44487
DRESS BARN INC                 COM                  261570105   21848    919925 SH       Defined 1,2,3      919925
DUKE ENERGY CORP               COM                  26441C105     772     43600 SH       Defined 1,2,3       43600
EMC CORP MASS                  COM                  268648102    3663    180333 SH       Defined 1,2,3      180333
ENBRIDGE ENERGY MANAGEMENT LLC SHS UNITS LLI        29250X103     863     15650 SH       Defined 1,2,3       15650
ENBRIDGE ENERGY PARTNERS LP    COM                  29250R106    8101    144875 SH       Defined 1,2,3      144875
ENCORE ENERGY PARTNERS LP      COM UNIT             29257A106    6631    350100 SH       Defined 1,2,3      350100
EQT CORPORATION                COM                  26884L109   53941   1495872 SH       Defined 1,2,3     1495872
EXXON MOBIL CORP               COM                  30231G102    1174     19002 SH       Defined 1,2,3       19002
FREEPORT-MCMORAN COPPER & GOLD COM                  35671D857   45405    531735 SH       Defined 1,2,3      531735

GENERAL ELECTRIC CO            COM                  369604103    1149     70700 SH       Defined 1,2,3       70700
GENESIS ENERGY LP              UNIT LTD PARTN       371927104   15531    660325 SH       Defined 1,2,3      660325
GENTEX CORP                    COM                  371901109   43086   2208385 SH       Defined 1,2,3     2208385
HAWAIIAN ELECTRIC INDS INC     COM                  419870100    2048     90850 SH       Defined 1,2,3       90850
HOME DEPOT INC                 COM                  437076102     840     26500 SH       Defined 1,2,3       26500
HUDSON CITY BANCORP INC        COM                  443683107    3766    307141 SH       Defined 1,2,3      307141
INTERNATIONAL BUSINESS MACHINE COM                  459200101   60407    450325 SH       Defined 1,2,3      450325
JOHNSON & JOHNSON CO           COM                  478160104    2580     41646 SH       Defined 1,2,3       41646
MDU RESOURCES GROUP INC        COM                  552690109   27489   1377900 SH       Defined 1,2,3     1377900
MEDCO HEALTH SOLUTIONS INC     COM                  58405U102   37865    727342 SH       Defined 1,2,3      727342
METABOLIX INC                  COM                  591018809     532     42300 SH       Defined 1,2,3       42300
MFA FINANCIAL, INC             COM                  55272X102   28558   3742900 SH       Defined 1,2,3     3742900
MICROSOFT CORP.                COM                  594918104    3838    156736 SH       Defined 1,2,3      156736
NATURAL RESOURCE PARTNERS LP   COM UNIT L P         63900P103    5850    218450 SH       Defined 1,2,3      218450
NORTHROP GRUMMAN CORP          COM                  666807102    1018     16791 SH       Defined 1,2,3       16791
ORACLE CORP                    COM                  68389X105     215      8000 SH       Defined 1,2,3        8000
ORITANI FINANCIAL CORP         COM                  68633D103   24656   2470528 SH       Defined 1,2,3     2470528
PAYCHEX INC                    COM                  704326107    2202     80100 SH       Defined 1,2,3       80100
PEPSICO INC                    COM                  713448108    5505     82850 SH       Defined 1,2,3       82850
PETSMART INC                   COM                  716768106    3896    111303 SH       Defined 1,2,3      111303
POTLATCH CORP                  COM                  737630103   10534    309810 SH       Defined 1,2,3      309810
PROCTER & GAMBLE CO            COM                  742718109     829     13816 SH       Defined 1,2,3       13816
RALCORP HOLDING INC            COM                  751028101    2186     37375 SH       Defined 1,2,3       37375
RAYONIER INC                   COM                  754907103    4398     87750 SH       Defined 1,2,3       87750
REGAL ENTERTAINMENT GROUP      CL A                 758766109   31044   2366130 SH       Defined 1,2,3     2366130
REPUBLIC SERVICES INC          COM                  760759100   23562    772765 SH       Defined 1,2,3      772765
ROMA FINANCIAL CORP            COM                  77581P109   10256    974025 SH       Defined 1,2,3      974025
SOUTHWESTERN ENERGY CO         COM                  845467109   59820   1788886 SH       Defined 1,2,3     1788886
SPDR GOLD TRUST                GOLD SHS             78463V107    1167      9125 SH       Defined 1,2,3        9125
SPECTRA ENERGY CORP            COM                  847560109    3468    153783 SH       Defined 1,2,3      153783
ST. JUDE MEDICAL INC           COM                  790849103    2987     75930 SH       Defined 1,2,3       75930
STANLEY BLACK & DECKER INC     COM                  854502101    3174     51800 SH       Defined 1,2,3       51800
TELEFONICA S.A.                SPONSORED ADR        879382208    2442     32930 SH       Defined 1,2,3       32930
TERADATA CORP DEL              COM                  88076W103   38402    995915 SH       Defined 1,2,3      995915
TERRITORIAL BANCORP INC        COM                  88145X108    8313    493925 SH       Defined 1,2,3      493925
TEVA PHARMACEUTICAL INDS LTD A ADR                  881624209   35114    665670 SH       Defined 1,2,3      665670
THERMO FISHER SCIENTIFIC INC   COM                  883556102    3542     73967 SH       Defined 1,2,3       73967
UNILEVER N V                   N Y SHS NEW          904784709    1555     52031 SH       Defined 1,2,3       52031
URBAN OUTFITTERS INC           COM                  917047102   38715   1231395 SH       Defined 1,2,3     1231395
VARIAN MEDICAL SYSTEMS INC     COM                  92220P105    3424     56590 SH       Defined 1,2,3       56590
VISA INC                       COM CL A             92826C839    2843     38285 SH       Defined 1,2,3       38285
WAL MART STORES INC            COM                  931142103    1240     23167 SH       Defined 1,2,3       23167
WR BERKLEY CORP                COM                  084423102     989     36550 SH       Defined 1,2,3       36550
TELEFLEX, INC CONV SR SUB NTS  NOTE                 879369AA4   11613  10740000 PRN      Defined 1,2,3    10740000
REPORT SUMMARY                                87 DATA RECORDS 1277328             0      OTHER MANAGERS ON WHOSE BEHALF REPORT
                                                                                         IS FILED